SHARE-BASED COMPENSATION - Stock option valuation (Details) $ / shares in Units, ¥ in Millions, $ in Millions						12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Jun. 27, 2018 USD ($)	Jun. 27, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
SHARE-BASED COMPENSATION
Expected volatility						44.00%	44.00%	47.00%	47.00%
Expected dividend yield	0.00%	0.00%			0.00%
Contractual term (in years)	0 years				10 years			10 years	10 years
Minimum
SHARE-BASED COMPENSATION
Risk free interest rate (per annum)						1.60%	1.60%	2.49%	2.49%
Maximum
SHARE-BASED COMPENSATION
Expected volatility						45.00%	45.00%			51.00%	51.00%
Risk free interest rate (per annum)						1.90%	1.90%	2.69%	2.69%	2.32%	2.32%
Exercise multiple						2.2	2.2	2.2	2.2	2.2	2.2
Outstanding weighted average stock options | Minimum
SHARE-BASED COMPENSATION
Expected volatility								42.00%	42.00%	43.00%	43.00%
Risk free interest rate (per annum)										2.08%	2.08%
Exercise multiple						2.8	2.8	2.8	2.8	2.8	2.8
Outstanding weighted average stock options | Key management
SHARE-BASED COMPENSATION
Share-based compensation expense										$ 4.2	¥ 28.2
Outstanding weighted average stock options | Management and Employees
SHARE-BASED COMPENSATION
Share-based compensation expense								$ 21.7	¥ 150.9
Non-vested restricted shares
SHARE-BASED COMPENSATION
Share-based compensation expense						$ 0.1	¥ 0.7	$ 0.1
Number of restricted stock
Unvested at the beginning of the period (in shares) | shares						133,334	133,334
Granted (in shares) | shares		0				151,655	151,655	160,190	160,190
Vested (in shares) | shares						(184,988)	(184,988)	(26,856)	(26,856)
Forfeited (in shares) | shares						66,667	66,667
Unvested the end of the period (in shares) | shares	33,334	133,334				33,334	33,334	133,334	133,334
Weighted-average grant date fair value per share
Unvested at the beginning of the period (in dollars per share) | $ / shares						$ 2.26
Granted (in dollars per share) | $ / shares						1.41		$ 1.95
Vested (in dollars per share) | $ / shares						0.75		0.39
Forfeited (in dollars per share) | $ / shares						2.26
Unvested restricted common stock at the end of the period (in dollars per share) | $ / shares	$ 2.26	$ 2.26				$ 2.26		$ 2.26
Initial public offering | Outstanding weighted average stock options
SHARE-BASED COMPENSATION
Share-based compensation expense			$ 36.7	¥ 242.9